Acquisition of businesses and purchase accounting - Semo Drug - Care Plus of Mo. Inc - Narratives (Details) - Semo Drug-Care Plus of Mo. Inc - USD ($)		3 Months Ended
	Jun. 23, 2021	Sep. 30, 2021
Acquisition of businesses and purchase accounting
Purchase price	$ 1,626,000
Cash consideration	1,440,000	$ 186,000
Consideration to be paid	10,000
Holdback consideration	$ 176,000
Discount rate	2.39%
Professional fees in conjunction with the acquisition	$ 25,000
Revenue of combined entity as if combination occurred at beginning of period		2,200,000
Profit (loss) of combined entity as if combination occurred at beginning of period		300,000
Revenue of acquiree since acquisition date		700,000
Profit (loss) of acquiree since acquisition date		$ 40,000